Business and Summary of Significant Accounting Policies Operating Leases (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Other Noncurrent Liabilities [Member]
Property and equipment [Line Items]
Deferred Rent Credit, Noncurrent	$ 7.5	$ 6.5
Deferred Lease Incentives, Noncurrent	7.9	8.4
Other Current Liabilities [Member]
Property and equipment [Line Items]
Deferred Rent Credit, Current	0.4	0.3
Deferred Lease Incentives, Current	$ 2.8	$ 2.6